As filed with the Securities and Exchange Commission on March 7, 2007
                                     Investment Company Act File Number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   California Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  December 31, 2006

Item 1: Report to Stockholders

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                                           600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                 (212) 830-5200
CALIFORNIA
DAILY TAX FREE
INCOME FUND, INC.
===============================================================================



Dear Shareholder:


We are pleased to present the annual report of California Daily Tax Free Income Fund, Inc. ("the Fun") for the year ended December 31, 2006.

The Fund had net assets of $241,870,539 and 356 active shareholders as of December 31, 2006.

We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,




/S/ Steven W. Duff


Steven W. Duff
President








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
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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006
(UNAUDITED)
===============================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value
           Class A Shares                     7/1/06                 12/31/06        Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,012.90                     $4.72
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.52                     $4.74
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
           Class B Shares             Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              7/1/06                 12/31/06
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,014.00                     $3.60
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,021.63                     $3.62
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
          Advantage Shares            Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              7/1/06                 12/31/06
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,012.40                     $5.17
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.06                     $5.19
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.93%, 0.71% and 1.02% for the Class A, Class B and Advantage shares, respectively, multiplied by the average account value over the period (July 1, 2006 through December 31, 2006), multiplied by 184/365 (to reflect the six month period).


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
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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006
===============================================================================



                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                          Maturity   Current      Value             Standard
  Amount                                                                           Date     Coupon(b)  (Note 1)   Moody's  & Poor's
--------                                                                          ------    ---------  --------   -------  --------
Put Bond (c) (2.89%)
-----------------------------------------------------------------------------------------------------------------------------------
$2,000,000 Plaquemines, LA Port,Harbor and Terminal District Port Facilities RB
           (International Marine Terminal Project) - Series 1984
           LOC KBC Bank, N.V.                                                    03/15/07     3.50%   $ 1,999,599    P-1      A-1
 5,000,000 Plaquemines, LA Port,Harbor and Terminal District Port Facilities RB
           (Chevron Pipeline Company Project) - Series 1984                      08/31/07     3.85      5,000,000    P-1      A-1+
----------                                                                                            -----------
 7,000,000 Total Put Bond                                                                               6,999,599
----------                                                                                            -----------

Tax Exempt Commercial Paper (4.14%)
-----------------------------------------------------------------------------------------------------------------------------------
$3,000,000 Port of Oakland, CA - Series E
           LOC BNP Paribas/Lloyds TSB Bank PLC                                   01/08/07     3.42%  $ 3,000,000     P-1      A-1+
 2,000,000 Port of Oakland, CA - Series E
           LOC BNP Paribas/Lloyds TSB Bank PLC                                   02/07/07     3.38     2,000,000     P-1      A-1+
 2,000,000 Regents of the University of California                               01/08/07     3.44     2,000,000     P-1      A-1+
 3,000,000 Regents of the University of California - Series A                    03/02/07     3.40     3,000,000     P-1      A-1+
----------                                                                                           -----------
10,000,000 Total Tax Exempt Commercial Paper                                                          10,000,000
----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (9.43%)
-----------------------------------------------------------------------------------------------------------------------------------
$4,000,000 California Statewide Communities Development Authority,
           2006 TRAN - Series A-1
           Insured by FSA 14%                                                    06/29/07     3.59%  $ 4,017,232    MIG-1     SP-1+
 4,000,000 Los Angeles, CA TRAN - Series 2006-2007                               06/29/07     3.75     4,014,279    MIG-1     SP-1+
 2,000,000 Menomonie Area School District, WI (d)                                09/04/07     3.62     2,001,030
 2,700,000 Mountain View, Los Altos, CA Unified High School District TRAN
           (Santa Clara County) - Series 2006                                    07/10/07     3.63     2,711,796              SP-1+
 5,000,000 State of California RAN                                               06/29/07     3.40     5,026,249    MIG-1     SP-1+
 5,000,000 Texas State TRAN                                                      08/31/07     3.56     5,030,068    MIG-1     SP-1+
----------                                                                                           -----------
22,700,000 Total Tax Exempt General Obligation Notes & Bonds                                          22,800,654
----------                                                                                           -----------
Variable Rate Demand Instruments (e) (81.54%)
-----------------------------------------------------------------------------------------------------------------------------------
$3,000,000 ABN AMRO MuniTOPs Certificates Trust
           (California Non-AMT) Single Asset Series 2004-26 (Relating to Simi
           Valley UFSD, (Ventura County, CA) GO Election 2004, - Series 2004 A
           Insured by MBIA Insurance Corp.                                       08/01/12     3.94%  $ 3,000,000   VMIG-1

-------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006
===============================================================================

                                                                                                                   Ratings (a)
                                                                                                                  -----------------
   Face                                                                          Maturity   Current      Value             Standard
  Amount                                                                           Date    Coupon(b)   (Note 1)   Moody's  & Poor's
--------                                                                          ------   ---------   --------   -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$5,000,000 ABN AMRO MuniTOPs Certificates Trust
           (California Non-AMT) Single Asset-Series 2003-2 (Relating to Sequoia
           Union High School District(San Mateo, CA)GO Election 2001,Series 2003
           Insured by MBIA Insurance Corp.                                       01/01/10     3.94%  $ 5,000,000   VMIG-1
 9,840,000 Alameda - Contra Costa, CA Schools Financing Authority
           (Capital Improvement Financing Project) - Series K
           LOC KBC Bank, N.V.                                                    08/01/32     3.92     9,840,000              A-1
 2,400,000 Association for Bay Area Government Finance Authority for
           Nonprofit Corporations (Jewish Community Center Project)-Series 2002
           LOC Allied Irish Bank PLC/Bank of New York                            11/15/31     3.92     2,400,000   VMIG-1
 5,200,000 Association for Bay Area Government Finance Authority for
           Nonprofit Corporations (Valley Christian Schools) - Series 2003
           LOC Bank of America, N.A.                                             11/01/32     3.82     5,200,000   VMIG-1
 1,210,000 California HFFA RB (Adventist Hospital) - Series A
           LOC U.S. Bank, N.A.                                                   08/01/21     3.87     1,210,000   VMIG-1     A-1+
 1,500,000 California Infrastructure and Economic Development Bank
           - Series 2005 - (Asian Art Museum Foundation of San Francisco)
           Insured by MBIA Insurance Corp.                                       06/01/34     3.92     1,500,000              A-1+
 1,000,000 California PCFA Pollution Control Refunding RB
           (Pacific Gas and Electric Company) 1996 - Series C
           LOC JPMorgan Chase Bank                                               11/01/26     3.80     1,000,000              A-1+
 4,000,000 California State Department of Water Resources
           Power Supply RB - Series 2002 B-5
           LOC Bayerische Landesbank / Westdeutsche Landesbank                   05/01/22     3.75     4,000,000   VMIG-1     A-1+
 1,000,000 California State Department of Water Resources
           Power Supply RB - Series  2002 C-4
           LOC JPMorgan Chase Bank/ California Teachers Retirement System        05/01/22     3.84     1,000,000   VMIG-1     A-1+
 1,635,000 California State Department of Water Resources
           Power Supply RB - Series 2002 C-5
           LOC Dexia CLF                                                         05/01/22     3.84     1,635,000   VMIG-1     A-1+
 6,900,000 California State Department of Water Resources
           Power Supply RB - Series 2002 C-15
           LOC Bank of Nova Scotia                                               05/01/22     3.77     6,900,000   VMIG-1     A-1+
 5,000,000 California State Department of Water Resources
           Power Supply RB - Series 2005 F
           LOC Citibank, N.A.                                                    05/01/22     3.86     5,000,000   VMIG-1     A-1+

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The accompanying notes are an integral part of these financial statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                          Maturity    Current      Value            Standard
  Amount                                                                           Date     Coupon(b)   (Note 1)  Moody's  & Poor's
--------                                                                          ------    ---------   --------  -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$2,000,000 California State GO - Series 2003A - 1
           LOC Westdeutsche Landesbank / J. P. Morgan Chase                      05/01/33     3.82%  $ 2,000,000   VMIG-1     A-1+
 5,000,000 California State GO Bonds (Kindergarten University Public Education
           Facilities) - Series 2003B
           LOC BNP Paribas/Bank of New York / California State Teachers
           Retirement System                                                     05/01/33     3.84     5,000,000   VMIG-1     A-1+
 3,800,000 California State Infrastructure and Economic Development Bank
           (San Francisco Ballet Association Project) - Series 2006
           Insured by FGIC                                                       07/01/36     3.90     3,800,000              A-1+
 4,480,000 California Statewide Communities Development Authority RB
           (Japanese American Museum) - Series 2000A
           LOC Allied Irish Banks PLC                                            08/01/30     3.81     4,480,000              A-1
 1,000,000 California Statewide Communities Development Authority RB
           (North Peninsula Jewish Campus) - Series 2004
           LOC Bank of America, N.A.                                             07/01/34     3.92     1,000,000   VMIG-1
 1,320,000 Carlsbad, CA MHRB
           (Santa Fe Ranch Apartments Project) - Series 1993 A
           Guaranteed by Federal Home Loan Mortgage Corporation                  06/01/16     3.79     1,320,000   VMIG-1
 3,000,000 City & County of San Francisco, CA Financial Corporation
           (Moscone Center Expansion Project) ) - Series 2001-1
           Insured by AMBAC Assurance Corporation                                04/01/30     3.80     3,000,000   VMIG-1     A-1+
 1,600,000 City of Pulaski and Giles, TN IDRB
           (Martin Methodist College Program) - Series 2004
           LOC Amsouth Bank                                                      01/01/24     4.00     1,600,000   VMIG-1
 1,020,000 Colton, CA Redevelopment Agency 1985 Issue - Series A
           LOC Federal Home Loan Bank                                            05/01/10     3.70     1,020,000              A-1+
 4,900,000 Connecticut State HEFA RB (Yale University)                           07/01/29     3.92     4,900,000   VMIG-1     A-1+
 4,940,000 Connecticut State HEFA (Yale University) - Series U-1                 07/01/33     3.92     4,940,000   VMIG-1     A-1+
 1,100,000 Dublin, CA MHRB (Park Sierra at Iron Horse Trail) - Series 1998A
           LOC KBC Bank, N.V.                                                    06/01/28     3.83     1,100,000   VMIG-1
 4,000,000 Eagle Tax-Exempt Trust, J - Series 720050084 Class A COPs
           (Relating to the Regents of the University of California
           Limited Project RB) - Series 2005B
           Insured by FSA                                                        05/15/38     3.92     4,000,000              A-1+



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                          Maturity    Current      Value            Standard
  Amount                                                                           Date     Coupon (b)  (Note 1)  Moody's  & Poor's
--------                                                                          ------    ----------  --------  -------  --------

Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$4,400,000 Eagle Tax-Exempt Trust, J - Series 20060041 Class A COP
           (Relating to San Diego UFSD 2004 GO Bonds (Election 1998 -Series F))
           Insured by FSA                                                        07/01/29     3.92%  $ 4,400,000              A-1+
 1,000,000 Irvine, CA Improvement Bond Act - 1915
           Assessment District # 04-20 - Series A
           LOC KBC Bank, N.V.                                                    09/02/30     3.83     1,000,000   VMIG-1
 4,719,000 Irvine, CA Improvement Bond Act - 1915
           Assessment District # 94-15
           LOC State Street Bank & Trust Company                                 09/02/20     3.80     4,719,000   VMIG-1     A-1+
 3,500,000 Irvine, CA Improvement Bond Act - 1915
           Assessment District # 97-16
           LOC State Street Bank & Trust Company                                 09/02/22     3.80     3,500,000   VMIG-1     A-1+
 1,000,000 Irvine Ranch, CA Water District #182 - Series A
           LOC Landesbank Hessen Thurigen Girozentrale                           11/15/13     3.75     1,000,000              A-1+
   900,000 Irvine Ranch, CA Water District
           (Sewer Improvement Bond # 284) - Series 1988A
           LOC Landesbank Hessen Thurigen Girozentrale                           11/15/13     3.75       900,000              A-1+
   900,000 Lancaster County, NE Hospital Authority No. 1 HRB
           (Bryan LGH Medical Center Project)
           Insured by AMBAC Assurance Corporation                                06/01/18     4.00       900,000   VMIG-1
 6,000,000 Lehman Municipal Trust Receipts, - Series 2006 FR/RI-P91
           Floaters-TRs Series 2006 FR/RI-P95 (Relating toClovisUFSD (Fresno
           County, CA) GO Election of 2001 Capital Appreciation - Series A Bonds)
           Insured by FGIC                                                       08/01/25     3.87     6,000,000   VMIG-1
 6,000,000 Lehman Municipal Trust Receipts, - Series 2006 FR/RI-K54
           (Relating to Harbor Department of the City of Los Angeles, CA RB
           2006 - Series D)
           Insured by MBIA Insurance Corporation                                 08/01/26     3.68     6,000,000              A-1
 5,000,000 Los Angeles, CA
           (Department of Water and Power System) - Series 2002 A-6              07/01/35     3.73     5,000,000   VMIG-1     A-1+
 3,300,000 Los Angeles, CA Housing Authority MHRB
           (Malibu Meadows Project) - Series 1998B
           Collateralized by Federal National Mortgage Association               04/15/28     3.75     3,300,000              A-1+
 2,500,000 Ontario, CA IDA IDRB (LD, Brinkman & Company Porject)
           LOC Bank of America, N.A.                                             04/01/15     3.92     2,500,000     P-1


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                          Maturity    Current      Value            Standard
  Amount                                                                           Date     Coupon (b)  (Note 1)  Moody's  & Poor's
--------                                                                          ------    ----------  --------  -------  --------

Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$3,000,000 Orange County, CA Apartments Development RB
           (Bear Brand Apartments Project) - Series 1985Z
           Guaranteed by Federal Home Loan Mortgage Corporation                  11/01/07     3.72%  $ 3,000,000   VMIG-1
 1,200,000 Orange County, CA Apartments Development RB
           (Niguel Summit 1) - Series A
           Guaranteed by Federal Home Loan Mortgage Corporation                  11/01/09     3.75     1,200,000   VMIG-1
 1,000,000 Orange County, CA Sanitation District COP - Series 2006               02/01/36     3.75     1,000,000   VMIG-1     A-1+
 4,000,000 Palm Beach County, FL RB - Series 1995
           (Norton Gallery and School of Art, Inc. Project)
           LOC Northern Trust                                                    05/01/25     3.93     4,000,000              A-1+
 2,000,000 P-Floats - Series PA-625 (Puerto Rico Commonwealth Public
           Improvement Refunding) GO - Series 1993
           Insured by AMBAC Assurance Corporation                                07/01/10     3.89     2,000,000              A-1+
 4,895,000 P-Floats  - Series PA-783 (Puerto Rico Infrastructure Financing
           Authority Special Obligation Bonds 2000) - Series A                   10/01/19     3.89     4,895,000              A-1+
 6,375,000 Putters - Series 1080 (Anaheim, CA Public Finance Authority RB
           (City of Anaheim Electronic System Distribution Facility)-Series 1999
           Insured by AMBAC Assurance Corporation                                10/01/13     3.91     6,375,000     P-1      A-1+
 1,000,000 Putters-Series 1435 (Relating to the Trustees of the California State
           University System Wide RB) - Series 2005C
           Insured by MBIA Insurance Corporation                                 11/01/13     3.91     1,000,000              A-1
 1,000,000 Richardson Independent School District, Dallas County, TX-Series 2000
           Guaranteed by Texas Permanent School Fund                             08/15/24     3.91     1,000,000   VMIG-1     A-1+
 2,000,000 ROCs II-R Trust - Series 185 (Commonwealth of Puerto Rico Improvement
           Bonds of 2003 - Series A)
           Insured by FGIC                                                       07/01/16     3.91     2,000,000   VMIG-1
 3,295,000 Sacramento County, CA MHRB (Smoketree Apartments) - Series 1990A
           Collateralized by Federal National Mortgage Association               04/15/10     3.73     3,295,000              A-1+
 2,200,000 San Bernadino County, CA COP
           (County Center Refinancing Project) - Series 1996
           LOC BNP Paribas                                                       07/01/15     3.73     2,200,000   VMIG-1     A-1+
 2,800,000 San Diego, CA COPs (San Diego Museum of Art)
           LOC Allied Irish Banks PLC                                            09/01/30     3.88     2,800,000   VMIG-1



-------------------------------------------------------------------------------
The accompanying notes are integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006
===============================================================================

                                                                                                                     Ratings (a)
   Face                                                                          Maturity    Current      Value            Standard
  Amount                                                                           Date     Coupon (b)  (Note 1)  Moody's  & Poor's
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,500,000 San Francisco, CA Redevelopment Agency of City & County
            (Filmore Center) - Series A1
            Guaranteed by Federal Home Loan Mortgage Corporation                 12/01/17     3.80%  $ 5,500,000              A-1+
  6,900,000 Santa Clara County, CA Hospital Facility RB
            (1985 Valley Medical Center Project) - Series A
            LOC State Street Bank & Trust Company                                08/01/15     3.80     6,900,000   VMIG-1
  1,675,000 Santa Clara County, CA MHRB
            (Grove Garden Apartments) - Series 1997A
            Collateralized by Federal National Mortgage Association              02/15/27     3.75     1,675,000              A-1+
  1,000,000 Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
            Guaranteed by Federal Home Loan Mortgage Corporation                 06/01/10     3.75     1,000,000              A-1+
    100,000 Societe Generale Municipal Securities Trust Receipts-Series SGB7
            (State of California Various Purpose GO Refunding Bonds)
            Insured by FGIC                                                      09/01/21     3.91       100,000              A-1+
  2,000,000 Southern California Public Power Authority
            (Southern Transmission Project) - Series 2000A
            Insured by FSA                                                       07/01/23     3.71     2,000,000   VMIG-1     A-1+
  3,000,000 State of California GO Bonds - Series 2005-B7
            LOC Landesbank Hessen Thurigen Girozentrale                          05/01/40     3.78     3,000,000   VMIG-1     A-1+
  3,000,000 TOCs (TICs/TOCs Trust - Series 2004-B) Relating to Golden
            State Tobacco Securitization Corporation Enhanced Tobacco
            Settlement Asset-Backed Bonds - Series 2003-B
            Insured by AMBAC Assurance Corporation                               06/01/28     3.91     3,000,000              A-1
  3,270,000 TOCs (TICs/TOCs Trust - Series 2000-1) Relating to Puerto Rico
            Infrastructure Financing Authority Special Obligation
            Bonds 2000 - Series A Insured by FSA                                 04/01/27     3.92     3,270,000              A-1+
  5,500,000 TOCs (TICs/TOCs Trust - Series 2001-1) Relating to Puerto Rico
            Public Improvement Refunding Bonds, - Series 2001
            Insured by FSA                                                       07/01/27     3.92     5,500,000              A-1+
  1,800,000 Vallejo, CA Housing Authority MHRB
            (Crow Western Project Phase II) - Series 1985C
            LOC Union Bank of California                                         01/01/08     3.81     1,800,000   VMIG-1
  3,655,000 Vallejo, CA Public Financing Authority
            (Golf Course Facilities Financing Project) - Series 2001
            LOC Union Bank of California, N.A.                                   06/01/40     3.92     3,655,000              A-1+
-----------                                                                                          -----------
197,229,000 Total Variable Rate Demand Instruments                                                   197,229,000
-----------                                                                                          -----------



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                          Maturity    Current      Value            Standard
  Amount                                                                           Date     Coupon (b)  (Note 1)  Moody's  & Poor's
--------                                                                          ------    ----------  --------  -------  --------
Variable Rate Demand Instruments - Private Placements (e) (0.88%)
-----------------------------------------------------------------------------------------------------------------------------------
$1,595,000 Redevelopment Agency of the City of Morgan Hill
           (Kent Trust Project) - Series 1984B
           LOC Comerica Bank                                                     12/01/14     4.13%  $ 1,595,000     P-1      A-1
   530,000 Redevelopment Agency of the City of Morgan Hill
           (Nob Hill Venture Investments) - Series 1984
           LOC Wells Fargo Bank, N.A.                                            12/01/09     4.13       530,000     P-1      A-1+
----------                                                                                          ------------
 2,125,000 Total Variable Rate Demand Instruments - Private Placements                                 2,125,000
----------                                                                                          ------------
           Total Investments (98.88%) (cost $239,154,253+)                                           239,154,253
           Cash and other assets in excess of liabilities (1.12%)                                      2,716,286
                                                                                                    ------------
           Net Assets (100.00%)                                                                     $241,870,539
                                                                                                    ============

            +   Aggregate cost for federal income tax purposes is identical.



FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006
===============================================================================


KEY:
   COP     =    Certificates of Participation                 MHRB     =   Multi-Family Housing Revenue Bond
   FGIC    =    Financial Guaranty Insurance Company          PCFA     =   Pollution Control Finance Authority
   FSA     =    Financial Security Assurance                  RAN      =   Revenue Anticipation Note
   GO      =    General Obligation                            RB       =   Revenue Bond
   HEFA    =    Health and Education Facilities Authority     ROC      =   Reset Option Certificates
   HFFA    =    Health Facility Finance Authority             TIC      =   Trust Inverse Certificates
   HRB     =    Hospital Revenue Bond                         TOC      =   Tender Option Certificates
   IDA     =    Industrial Development Authority              TOP      =   Tender Option Puts
   IDRB    =    Industrial Development Revenue Bond           TRAN     =   Tax and Revenue Anticipation Notes
   LOC     =    Letter of Credit                              UFSD     =   Unified School District


BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE:

-------------------------- ---------------------------- ------------------------

         States                       Value                     % of Portfolio
-------------------------- ---------------------------- ------------------------

California                          $190,118,556                     79.50%
Connecticut                            9,840,000                      4.11
Florida                                4,000,000                      1.67
Louisiana                              6,999,599                      2.93
Nebraska                                 900,000                      0.37
Puerto Rico                           17,665,000                      7.39
Tennessee                              1,600,000                      0.67
Texas                                  6,030,068                      2.52
Wisconsin                              2,001,030                      0.84
-------------------------- ---------------------------- ------------------------
Total                               $239,154,253                   100.00%
-------------------------- ---------------------------- ------------------------

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these finanial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
===============================================================================


ASSETS:
   Investments in securities, at amortized cost (Note 1)..................................    $   239,154,253
   Cash ..................................................................................          1,333,178
   Accrued interest receivable............................................................          1,609,993
   Prepaid expenses.......................................................................             27,946
   Other receivables......................................................................              3,353
                                                                                              ---------------
         Total assets.....................................................................        242,128,723
                                                                                              ---------------

LIABILITIES:

   Payable to affiliates*.................................................................            136,479
   Accrued expenses.......................................................................             90,512
   Dividends payable......................................................................             31,193
                                                                                              ---------------
         Total liabilities................................................................            258,184
                                                                                              ---------------
   Net assets.............................................................................    $   241,870,539
                                                                                              ===============

SOURCE OF NET ASSETS:

   Net capital paid in on shares of capital stock (Note 3)................................    $   242,007,019
   Accumulated net realized loss..........................................................           (138,864)
   Accumulated undistributed net income...................................................              2,384
                                                                                              ---------------
   Net assets.............................................................................    $   241,870,539
                                                                                              ===============

   Net asset value, per share (Note 3):

     Class A shares, ($166,998,771 applicable to 167,093,003 shares outstanding)..........           $   1.00
                                                                                                     ========
     Class B shares, ($18,439,203 applicable to 18,449,608 shares outstanding)............           $   1.00
                                                                                                     ========
     Advantage shares, ($56,432,565 applicable to 56,464,408 shares outstanding)..........           $   1.00
                                                                                                     ========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
===============================================================================

INVESTMENT INCOME
Income:
  Interest................................................................................     $    7,890,258
                                                                                               --------------
Expenses: (Note 2)
   Investment management fee..............................................................            715,560
   Administration fee.....................................................................            500,892
   Distribution fee (Advantage shares)....................................................            204,287
   Shareholder servicing fee (Class A shares).............................................            344,696
   Shareholder servicing fee (Advantage shares)...........................................            113,492
   Custodian expenses.....................................................................             19,132
   Shareholder servicing and related shareholder expenses+................................            147,372
   Legal, compliance and filing fees......................................................             84,251
   Audit and accounting...................................................................            171,725
   Directors' fees and expenses...........................................................             22,964
   Miscellaneous..........................................................................             15,890
                                                                                               --------------
     Total expenses.......................................................................          2,340,261
     Less: Fees waived....................................................................           (155,077)
                                                                                               --------------
     Net expenses.........................................................................          2,185,184
                                                                                               --------------
Net investment income.....................................................................          5,705,074

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments..........................................................            174,331
                                                                                               --------------
Increase in net assets from operations....................................................     $    5,879,405
                                                                                               ==============


+ Includes class specific transfer agency expenses of $89,312 and $10,055 for Class A and Class B shares, respectively.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
===============================================================================

                                                                                       2006                         2005
                                                                                      -----                        -----

INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income......................................                $    5,705,074                $    3,379,791
     Net realized gain on investments...........................                       174,331                       161,935
                                                                                --------------                --------------
     Increase in net assets from operations.....................                     5,879,405                     3,541,726

Dividends to shareholders from net investment income:*
     Class A shares.............................................                    (4,178,539)                   (2,712,728)
     Class B shares.............................................                      (546,385)                     (293,680)
     Advantage shares...........................................                    (1,052,941)                     (487,715)
                                                                                --------------                ---------------
     Total dividend to shareholders.............................                    (5,777,865)                   (3,494,123)

Capital share transactions (Note 3):
     Class A shares.............................................                    (5,552,763)                  (10,340,974)
     Class B shares.............................................                    (2,234,051)                   (3,374,318)
     Advantage shares...........................................                     8,416,046                     13,620,324
                                                                                --------------                ---------------
     Total capital share transactions...........................                       629,232                       (94,968)
                                                                                --------------                ---------------
     Total increase (decrease)  ................................                       730,772                       (47,365)

Net assets:
     Beginning of year..........................................                   241,139,767                    241,187,132
                                                                                --------------                ---------------
     End of year................................................                $  241,870,539                $   241,139,767
                                                                                --------------                ---------------

Undistributed net investment income.............................                $        2,384                $        75,175
                                                                                ==============                ===============



* Designated as exempt-interest dividends for federal income tax purposes.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
===============================================================================

1. Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Advantage California Tax Exempt Liquidity Fund ("Advantage shares"). The Class A and Advantage shares are subject to a service fee pursuant to the Shareholder Servicing Agreements. Pursuant to its Plan, the Advantage shares are also subject to a distribution fee under its Distribution Agreement. The Class B shares are not subject to either of these fees. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to service and distribution fees and transfer agent expenses. Income, expense (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Advantage shares commenced operations on November 22, 2002.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

  a) Valuation of Securities -

     Investments are valued at amortized cost which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

  b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable, if any, income to its shareholders. Therefore, no provision for federal income tax is required.

  c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

  d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

1. Summary of Accounting Policies (Continued)

  e) General -

  Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement (with respect to all classes) and a Shareholder Servicing Agreement (with respect to Class A and Advantage shares only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a fee equal to 0.20% of the average daily net assets with respect to the Class A shares and a service fee of 0.25% with respect to the Advantage shares. In addition, the Distributor receives 0.45% per annum in distribution fees of the Advantage share's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the year ended December 31, 2006, the following fees were voluntarily waived by the Distributor:

Distribution fees - Advantage shares......................   $   41,585
Shareholder servicing fees - Advantage shares.............      113,492
                                                             ----------
   Total..................................................   $  155,077
                                                             ==========
The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. The Lead Independent Director receives an additional annual fee of $8,000 and the Deputy Lead Director receives an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $96,514 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of the Fund. For the year ended December 31, 2006 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A and B shares of the Fund.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===============================================================================

3. Capital Stock

At December 31, 2006, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                       Year                               Year
                                                       Ended                              Ended
Class A shares                                   December 31, 2006                  December 31, 2005
--------------                                   -----------------                  -----------------
Sold......................................         651,082,674                        684,952,222
Issued on reinvestment of dividends.......           3,500,123                          2,372,175
Redeemed..................................        (660,135,560)                      (697,665,371)
                                                  -------------                      -------------
Net increase (decrease)...................          (5,552,763)                       (10,340,974)
                                                  =============                      =============

Class B shares
--------------
Sold......................................         127,070,819                         70,758,992
Issued on reinvestment of dividends.......             545,931                            293,437
Redeemed..................................        (129,850,801)                       (74,426,747)
                                                  -------------                      -------------
Net increase (decrease)...................          (2,234,051)                        (3,374,318)
                                                  =============                      =============

Advantage shares
----------------
Sold......................................         168,525,381                        102,151,026
Issued on reinvestment of dividends.......           1,049,882                            486,664
Redeemed..................................        (161,159,217)                       (89,017,366)
                                                  -------------                      -------------
Net increase (decrease)...................           8,416,046                         13,620,324
                                                  =============                      =============


4. Tax Information
The tax character of all distributions paid during the years ended December 31, 2006 and 2005 were tax-exempt income.

During the year ended December 31, 2006, the Fund utilized $174,331 of its carried forward capital losses.

At December 31, 2006, the Fund had for federal income tax purposes, capital losses of $138,864, which may be carried forward to offset future capital gains. Such losses expire December 31, 2009.

At December 31, 2006, the undistributed tax-exempt income for income tax purposes amounted to $2,384.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filling tax returns (including whether an entity is taxable in a particular jurisdiction) and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar-year open-end fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 79% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights

                                                                               Years Ended December 31,
                                                           -----------------------------------------------------------------
Class A shares
--------------
                                                           2006           2005            2004           2003          2002
                                                          ------         ------          ------         ------        ------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......                 $  1.00        $  1.00        $   1.00        $  1.00       $  1.00
                                                         -------        -------        --------        -------       -------
Income from investment operations:
    Net investment income...............                   0.024          0.015           0.003          0.002         0.005
    Net realized and unrealized gain (loss)
      on investments....................                   0.000          0.000           0.000          0.000         0.000
                                                         -------        -------        --------        -------       -------
    Total from investment operations....                   0.024          0.015           0.003          0.002         0.005
Less distributions from:
    Dividends from net investment income                  (0.024)        (0.015)         (0.003)        (0.002)       (0.005)
    Net realized gains on investments...                    (--)           (--)            (--)           (--)          (--)
                                                         -------        -------        --------        -------       -------
    Total Distributions.................                  (0.024)        (0.015)         (0.003)        (0.002)       (0.005)
                                                         -------        -------        --------        -------       -------
Net asset value, end of year............                 $  1.00        $  1.00        $   1.00        $  1.00       $  1.00
                                                         =======        =======        ========        =======       =======
Total Return............................                    2.45%          1.50%           0.33%          0.17%         0.55%
Ratios/Supplemental Data
Net assets, end of year (000's).........                 $ 166,999      $ 172,476      $ 182,770       $ 163,675     $ 161,935
Ratios to average net assets:
.........Expenses, net of fees waived (a)                    0.91%          0.89%           0.88%          0.84%         0.86%
....................Net investment income                    2.40%          1.44%           0.35%          0.19%         0.57%
Management and administration fees waived                    --             --             0.02%          0.04%         0.14%
........Shareholder servicing fees waived                     --             --             0.00%          0.02%          --
.................Expenses paid indirectly                     --            0.00%           0.00%          0.00%         0.00%

(a)Includes expenses paid indirectly, if applicable.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===============================================================================

6. Financial Highlights (Continued)

                                                                                  Years Ended December 31,
                                                            ----------------------------------------------------------------
Class B shares
---------------
                                                            2006           2005           2004          2003           2002
                                                          -------        -------        -------        -------        -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......                  $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                          -------        -------        -------        -------        -------
Income from investment operations:
    Net investment income...............                    0.026          0.017          0.005          0.004          0.008
    Net realized and unrealized gain (loss)
      on investments....................                    0.000          0.000          0.000          0.000          0.000
                                                          -------        -------        -------        -------        --------
    Total from investment operations....                    0.026          0.017          0.005          0.004          0.008
Less distributions from:
    Dividends from net investment income                   (0.026)        (0.017)        (0.005)        (0.004)        (0.008)
    Net realized gains on investments...                     (--)           (--)          (--)           (--)            (--)
                                                          -------        -------        --------       -------        --------
    Total Distributions.................                   (0.026)        (0.017)        (0.005)        (0.004)        (0.008)
                                                          -------        -------        --------       -------        --------
Net asset value, end of year............                  $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                          =======        =======        ========       =======        ========
Total Return............................                     2.66%          1.68%          0.52%          0.39%          0.77%
Ratios/Supplemental Data
Net assets, end of year (000's).........                  $ 18,439       $ 20,663       $ 24,030       $ 15,526       $  24,778
Ratios to average net assets:
  Expenses, net of fees waived (a)......                      0.71%         0.71%          0.69%          0.63%          0.64%
  Net investment income.................                      2.60%         1.58%          0.58%          0.39%          0.78%
Management and administration fees waived                      --            --            0.02%          0.04%          0.14%
Expenses paid indirectly................                       --           0.00%          0.00%          0.00%          0.00%



(a) Includes expenses paid indirectly, if applicable.

-------------------------------------------------------------------------------



===============================================================================


6. Financial Highlights (Continued)


                                                                                                      November 22, 2002
Advantage shares                                              Years Ended December 31,           (Commencement of Offering) to
-----------------                                  --------------------------------------------
                                                   2006         2005         2004         2003        December 31, 2002
                                                 -------      -------      -------      -------       ------------------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........     $  1.00      $  1.00      $  1.00      $  1.00           $  1.00
                                                 -------      -------      -------      -------           -------
Income from investment operations:
    Net investment income...................       0.023        0.014        0.003        0.002             0.000
    Net realized and unrealized gain (loss)
       on investments.......................       0.000        0.000        0.000        0.000             0.000
                                                 -------      -------      -------      -------           -------
   Total from investment operations.........       0.023        0.014        0.003        0.002             0.000
Less distributions:
Dividends from net investment income....          (0.023)      (0.014)      (0.003)      (0.002)           (0.000)
Net realized gains on investments.......            (--)        (--)         (--)         (--)               (--)
                                                 -------      -------      -------      -------           -------
   Total Distributions......................      (0.023)      (0.014)      (0.003)     (0.002)            (0.000)
                                                 -------      -------      -------      -------           -------
Net asset value, end of year................     $  1.00      $  1.00        $1.00        $1.00           $  1.00
                                                 =======      =======      =======      =======           =======
Total Return................................        2.34%        1.38%        0.31%        0.17%             0.04%(a)
Ratios/Supplemental Data
Net assets, end of year (000's).............     $ 56,433     $  48,001    $  34,387    $  34,997         $ 49,822
Ratios to average net assets:
 Expenses, net of fees waived (b)..........         1.02%        1.00%        0.90%        0.84%             0.84%(c)
 Net investment income.....................         2.28%        1.34%        0.31%        0.19%             0.50%(c)
 Management and administration fees waived.          --           --          0.02%        0.04%             0.14%(c)
 Shareholder servicing and distribution fees waived 0.34%        0.35%        0.43%        0.46%             0.44%(c)
  Expenses paid indirectly..................         --          0.00%        0.00%        0.00%             0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly, if applicable
(c) Annualized



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
REPORT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
===============================================================================

To the Board of Directors and Shareholders of California Daily Tax Free Income Fund, Inc.




In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. (the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
February 21, 2007










-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, DECEMBER 6, 2006
(UNAUDITED)
===============================================================================
A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on December 6, 2006. The purpose of the meeting was to elect Directors of the Fund. No other business was transacted at the meeting.

The results of the voting at the Special Meeting are as follows:

To elect Directors for the Fund:

                                              Shares                       % of                       % of
     Edward A. Kuczmarski                      Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------

         For                              214,726,911.590                  86.43%                     98.51%
         Withheld                           3,259,819.430                   1.31%                      1.50%

                                              Shares                       % of                       % of
     Dr. W. Giles Mellon                       Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------

         For                              214,607,145.040                  86.38%                     98.45%
         Withheld                           3,379,585.980                   1.36%                      1.55%

                                              Shares                       % of                       % of
     Robert Straniere, Esq.                    Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------

         For                              214,726,911.590                  86.43%                     98.51%
         Withheld                           3,259,819.430                   1.31%                      1.50%

                                              Shares                       % of                       % of
     Dr. Yung Wong                             Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------

         For                              214,726,911.590                  86.43%                     98.51%
         Withheld                           3,259,819.430                   1.31%                      1.50%

                                              Shares                       % of                       % of
     Albert R. Dowden                          Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------

         For                              215,031,212.370                  86.55%                     98.64%
         Withheld                           2,955,498.650                   1.19%                      1.36%




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, DECEMBER 6, 2006 (CONTINUED)
(UNAUDITED)
===============================================================================

The results of the voting at the Special Meeting are as follows: (continued)

To elect Directors for the Fund:

                                              Shares                       % of                       % of
     William Lerner                            Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------

         For                              217,562,554.370                  87.57%                     99.81%
         Withheld                             424,176.650                   0.17%                      0.19%

                                              Shares                       % of                       % of
     James L. Schultz                          Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------

         For                              217,562,554.370                  87.57%                     99.81%
         Withheld                             424,176.650                   0.17%                      0.19%

                                              Shares                       % of                       % of
     Carl Frischling                           Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------

         For                              215,041,719.590                  86.55%                     98.65%
         Withheld                           2,945,011.430                   1.19%                      1.35%

                                              Shares                       % of                       % of
     Steven W. Duff                            Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------

         For                              215,041,719.590                  86.55%                     98.65%
         Withheld                           2,945,011.430                   1.19%                      1.35%







-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On July 20, 2006, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1)  The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, the money market industry and the economy in general; and the payment of compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

     2)  The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and on a gross basis, as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-month, one-, three-, five- and ten-year periods ended May 31, 2006. The Performance Peer Groups were comprised of: (i) the Fund and six other retail no-load California tax-exempt money market funds, as classified by Lipper, (ii) the Fund and three other retail California tax-exempt money market funds that are considered by the Manager to be competitors of the Fund with similar distribution channels, and
(iii) the Fund and all other California tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution. The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Fund's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Directors used the Fund's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In reviewing the Fund's performance, the Board noted that Fund has generally underperformed two of the Performance Peer Groups for all time periods while outperforming the Manager selected peer group of Fund's with similar distribution channels. At the same time, the Board considered that the difference between the best and worst performing funds in the Performance Peer Groups for all time periods was small and that the difference in the performance of the Fund and the best performing fund in the Performance Peer Groups was in many cases even smaller. The Board also considered the Manager's explanation that its investment strategy and process was generally more conservative than many of its competitors and involved greater concentration in California securities than many funds in the Performance Peer Groups. The Board discussed performance with the Manager and the Manager's plans to improve performance in the future. The Board determined to continue to monitor the Fund's performance carefully.

In connection with its assessment of the overall performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund and the level of the combined management-administrative fees against comparative Lipper expense peer groups ("Expense Peer Groups"). The Expense Peer Groups consist of: (i) the Fund, six other retail no-load California tax- exempt money market funds and one New York Tax Exempt money market fund, as classified by Lipper, (ii) the Fund and three other retail California tax-exempt money market funds that are considered by the Manager to be competitors of the Fund with similar distribution channels, and
(iii) the Fund and all other California and New York tax-exempt money market funds in the Lipper universe (excluding outliers). The Directors also considered comparative total fund expenses of the Fund and the Expense Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Group fund agreements is often not apparent. The Directors also viewed the Expense Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were generally higher, but within the range, of that of the Expense Peer Groups. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Directors also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund. The Directors concluded that the level of the management fee was reasonable in light of these factors.

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2005. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Expense Peer Group data to assess whether the Expense Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5) Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================



                                            Directors and Officers Information
                                                   December 31, 2006(1)
---------------------- ----------- ---------------- ----------------------------------- -------------------- -------------

---------------------  Position(s) Term of Office        Principal Occupation(s)             Number of           Other
  Name, Address(2),    Held with    and Length of              During Past                 Portfolios in     Directorships
       and Age            Fund     Time Served(3)                5 Years                   Fund Complex         held by
                                                                                            Overseen by         Director
                                                                                             Director
---------------------- ----------- ---------------- ----------------------------------- -------------------- -------------
-------------------------- ------- ---------------- ----------------------------------- -------------------- -------------
Disinterested Directors:
-------------------------- ------- ---------------- ----------------------------------- -------------------- -------------
---------------------- ----------- ---------------- ----------------------------------- -------------------- -------------
 Edward A. Kuczmarski,   Director    Since 2006     Certified Public Accountant and     Director/Trustee      Trustee of
 Age 57                                             Partner of Hays & Company LLP       of twelve             the Empire
                                                    since 1980.                         portfolios           Builder Tax
                                                                                                              Free Bond
                                                                                                                 Fund
---------------------- ----------- ---------------- ----------------------------------- -------------------- -------------
---------------------- ----------- ---------------- ----------------------------------- -------------------- -------------
 Dr. W. Giles Mellon,    Director    Since 1987     Professor Emeritus of Business      Director/Trustee         N/A
 Age 75                                             Administration in the Graduate      of eleven
                                                    School of Management, Rutgers       portfolios
                                                    University with which he has been
                                                    associated with since 1966.
---------------------- ----------- ---------------- ----------------------------------- -------------------- -------------
---------------------- ----------- ---------------- ----------------------------------- -------------------- -------------
 Robert Straniere,      Director     Since 1987     Owner, Straniere Law Firm since     Director/Trustee      WPG Funds
 Esq., Age 65                                       1980,                               of eleven               Group
                                                    NYS Assemblyman from 1981 to 2004   portfolios
                                                    and counsel at Fisher, Fisher &
                                                    Berger since 1995.
---------------------- ----------- ---------------- ----------------------------------- -------------------- -------------
---------------------- ----------- ---------------- ----------------------------------- -------------------- -------------
 Dr. Yung Wong,         Director     Since 1987     Managing Director of Abacus         Director/Trustee         N/A
 Age 67                                             Associates, an investment firm,     of eleven
                                                    since 1996.                         portfolios
---------------------- ----------- ---------------- ----------------------------------- -------------------- -------------
---------------------------- ----- ---------------- ----------------------------------- -------------------- -------------
Interested Directors/Officers:
---------------------- ----------- ---------------- ----------------------------------- -------------------- -------------
Steven W. Duff,        President     Since 1994     Manager and President of Reich &    Director/Trustee         None
Age 53                 and                          Tang Asset Management, LLC ("RTAM,  and/or Officer of
                       Director(4)                  LLC"), a registered Investment      sixteen portfolios
                                                    Advisor and President of the
                                                    Mutual Funds Division of RTAM,
                                                    LLC.  Associated with RTAM, LLC
                                                    since 1994.  Mr. Duff is also
                                                    President and Director/Trustee of
                                                    eight other funds in the Reich &
                                                    Tang Fund Complex, Director of Pax
                                                    World Money Market Fund, Inc.,
                                                    Principal Executive Officer of
                                                    Delafield Fund, Inc. and President
                                                    and Chief Executive Officer of Tax
                                                    Exempt Proceeds Fund, Inc.  Mr.
                                                    Duff also serves as a Director of
                                                    Reich & Tang Services, Inc. and
                                                    Reich & Tang Distributors, Inc.
---------------------- ----------- ---------------- ----------------------------------- -------------------- -------------




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================



                                      Directors and Officers Information (continued)
                                                   December 31, 2006(1)
-------------------- ------------- ----------------- ----------------------------------- -------------------- ------------

-------------------  Position(s)    Term of Office        Principal Occupation(s)             Number of           Other
 Name, Address(2),    Held with     and Length of               During Past                 Portfolios in     Directorships
      and Age            Fund       Time Served(3)                5 Years                   Fund Complex         held by
                                                                                             Overseen by        Director
                                                                                              Director
-------------------- ------------- ----------------- ----------------------------------- -------------------- ------------
-------------------------------------- ------------- -------------- ----------------- ---------------- -------------------
Interested Directors/Officers (continued):
-------------------------------------- ------------- -------------- ----------------- ---------------- -------------------

-------------------- ------------- ----------------- ----------------------------------- -------------------- ------------
Richard De Sanctis,      Vice         Since 2005      Executive Vice President and CFO           N/A              N/A
Age 50                President                       of RTAM LLC.  Associated with
                                                      RTAM, LLC since 1990.  Mr. De
                                                      Sanctis is Vice President of ten
                                                      other funds in the Reich & Tang
                                                      Fund Complex, Vice President and
                                                      Assistant Secretary of Cortland
                                                      Trust, Inc. and serves as
                                                      Executive Vice President and
                                                      Chief Financial Officer of Reich
                                                      & Tang Services, Inc. and Reich
                                                      & Tang Distributors, Inc.  Prior
                                                      to December 2004, Mr. De Sanctis
                                                      was Treasurer and Assistant
                                                      Secretary of eleven funds in the
                                                      Reich & Tang Fund Complex and
                                                      Vice President, Treasurer and
                                                      Assistant Secretary of Cortland
                                                      Trust, Inc.
-------------------- ------------- ----------------- ----------------------------------- -------------------- ------------
-------------------- ------------- ----------------- ----------------------------------- -------------------- ------------
Molly Flewharty,         Vice         Since 1987     Senior Vice President of RTAM,              N/A              N/A
Age 55                President                      LLC. Associated with RTAM, LLC
                                                     since 1977.  Ms. Flewharty is
                                                     also Vice President of eleven
                                                     other funds in the Reich & Tang
                                                     Fund Complex.  Ms. Flewharty also
                                                     serves as Senior Vice President
                                                     of Reich & Tang Distributors, Inc.
-------------------- ------------- ----------------- ----------------------------------- -------------------- ------------
-------------------- ------------- ----------------- ----------------------------------- -------------------- ------------
Rosanne Holtzer,        Chief         Since 2004     Senior Vice President, Compliance           N/A              N/A
Age 42                Compliance                     Officer and Assistant Secretary
                       Officer                       of RTAM, LLC.  Associated with
                      Secretary       Since 2001     RTAM, LLC since 1986.  Ms.
                                                     Holtzer is also Chief Compliance
                      Assistant       Since 1998     Officer, Secretary and Assistant
                      Treasurer                      Treasurer of eleven other funds
                                                     in the Reich & Tang Fund
                                                     Complex.  Ms. Holtzer also serves
                                                     as Senior Vice President,
                                                     Assistant Secretary & Compliance
                                                     Officer of Reich & Tang
                                                     Distributors, Inc. and Senior
                                                     Vice President, Assistant
                                                     Secretary & Chief Compliance
                                                     Officer of Reich & Tang Services,
                                                     Inc.
-------------------- ------------- ----------------- ----------------------------------- -------------------- ------------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


                                      Directors and Officers Information (continued)
                                                   December 31, 2006(1)
------------------- ------------- -------------------- --------------------------------- -------------------- ------------

------------------  Position(s)     Term of Office         Principal Occupation(s)            Number of           Other
Name, Address(2),    Held with       and Length of               During Past                Portfolios in     Directorships
     and Age            Fund        Time Served(3)                 5 Years                  Fund Complex         held by
                                                                                             Overseen by        Director
                                                                                              Director
------------------- ------------- -------------------- --------------------------------- -------------------- ------------
-------------------------------------- --------------- ------------ ----------------- ---------------- -------------------
Interested Directors/Officers (continued):
------------------- ------------- -------------------- --------------------------------- -------------------- ------------
Michael Lydon,          Vice          Since 2005       Executive Vice President and              N/A              N/A
Age 43               President                         Chief Operations Officer of
                                                       RTAM, LLC.  Associated with
                                                       RTAM, LLC since January 2005.
                                                       Mr. Lydon was Vice President at
                                                       Automatic Data Processing from
                                                       July 2000 to December 2004.
                                                       Prior to July 2000, Mr. Lydon
                                                       was Executive Vice President and
                                                       Chief Information Officer of
                                                       RTAM, LLC.  Mr. Lydon is also
                                                       Vice President of eleven other
                                                       funds in the Reich & Tang Fund
                                                       Complex.  Mr. Lydon also serves
                                                       as Executive Vice President and
                                                       Chief Operations Officer for
                                                       Reich & Tang Distributors, Inc.
                                                       and Reich & Tang Services, Inc.
------------------- ------------- -------------------- --------------------------------- -------------------- ------------
------------------- ------------- -------------------- --------------------------------- -------------------- ------------
Dana E. Messina,        Vice          Since 1987       Executive Vice President of               N/A              N/A
Age 50               President                         RTAM, LLC.  Associated with
                                                       RTAM, LLC since 1980.  Ms.
                                                       Messina is also Vice President
                                                       of eight other funds in the
                                                       Reich & Tang Fund Complex.
                                                       Ms. Messina also serves as
                                                       Executive Vice President of
                                                       Reich & Tang Distributors, Inc.
------------------- ------------- -------------------- --------------------------------- -------------------- ------------








--------------------------------------------------------------------------------

-------------------------------------------------------------------------------


===============================================================================



                                      Directors and Officers Information (continued)
                                                   December 31, 2006(1)
------------------- ------------- -------------------- --------------------------------- -------------------- ------------

------------------  Position(s)     Term of Office         Principal Occupation(s)            Number of           Other
Name, Address(2),    Held with       and Length of               During Past                Portfolios in     Directorships
     and Age            Fund        Time Served(3)                 5 Years                  Fund Complex         held by
                                                                                             Overseen by        Director
                                                                                              Director
------------------- ------------- -------------------- --------------------------------- -------------------- ------------
-------------------------------------- --------------- ------------ ----------------- ---------------- -------------------
Interested Directors/Officers (continued):
------------------- ------------- -------------------- --------------------------------- -------------------- ------------
Anthony Pace,        Treasurer        Since 2004       Vice President of RTAM, LLC               N/A              N/A
Age 41                  and                            since September 2004.  Mr. Pace
                     Assistant                         was a Director of a Client
                     Secretary                         Service Group at GlobeOp
                                                       Financial Services, Inc. from
                                                       May 2002 to August 2004 and
                                                       Controller/Director of Mutual
                                                       Fund Administration for Smith
                                                       Barney Funds Management LLC and
                                                       Salomon Brothers Asset
                                                       Management Inc. from 1998 to
                                                       May 2002.  Mr. Pace is also
                                                       Treasurer and Assistant
                                                       Secretary of eleven other funds
                                                       in the Reich & Tang Fund
                                                       Complex.
------------------- ------------- -------------------- --------------------------------- -------------------- ------------


--------------------------------------------------------------------------------------------------------------------------




(1) The Statement of Additional Information includes additional information about California Daily Tax Free Income Fund, Inc. (the "Fund") directors/ officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.



-------------------------------------------------------------------------------

                                                                CALIFORNIA
                                                                DAILY
                                                                TAX FREE
                                                                INCOME
                                                                FUND, INC.







------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor                        ANNUAL REPORT
     Brooklyn, New York 11217                       DECEMBER 31, 2006


Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





CA12/06A

Item 2: Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3: Audit Committee Financial Expert

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

Item 4: Principal Accountant Fees and Services


                                    FYE 12/31/2006                     FYE 12/31/2005

4(a)     Audit Fees                 $28,000                               $23,400
4(b)     Audit Related Fees         $     0                               $     0
4(c)     Tax Fees                   $ 3,750                               $ 3,465
4(d)     All Other Fees             $     0                               $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,750 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2006. $3,465 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2005.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:  Audit Committee of Listed Registrants

Not applicable.

Item 6:  Schedule of Investments

Schedule of Investments in securities of unaffiliated  issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by closed-end Management Investment Company and Affiliated Purchases

Not applicable.

Item 9:  Submission of Matters to a Vote of Security Holder

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.


 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: March 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: March 7, 2007

By (Signature and Title)*           /s/ Anthony Pace
                                    -----------------
                                    Anthony Pace, Treasurer

Date: March 7, 2007

* Print the name and title of each signing officer under his or her signature.